Operating Segments (Operating Segment Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sales [Abstract]
Sales to external parties	$ 5,418	$ 5,363	$ 5,405
Inter-segment sales	0	0	0
Total sales	5,418	5,363	5,405
Operating income (loss) [Abstract]
Operating income attributed to segments	914	937	1,352
General and administrative expenses	(261)	(321)	(350)
Other expenses not allocated to segments and intercompany eliminations	(24)	(619)	(237)
Operating income (loss)	629	(3)	765
Finance expenses, net	(124)	(132)	(108)
Share in earnings of equity-accounted investees	0	18	11
Income (loss) before taxes on income	505	(117)	668
Capital expenditures [Abstract]
Capital expenditures	504	593	570
Capital expenditures as result of business combination			590
Capital expenditures not allocated	3	59	110
Total capital expenditures	507	652	1,270
Depreciation amortization and impairment [Abstract]
Depreciation amortization and impairment	388	401	429
Depreciation amortization and impairment not allocated	30	5	1
Total depreciation amortization and impairment	418	406	430
Specialty Solutions Segment [Member]
Sales [Abstract]
Sales to external parties	2,588	2,493	2,319
Inter-segment sales	62	60	75
Total sales	2,650	2,553	2,394
Operating income (loss) [Abstract]
Operating income attributed to segments	554	534	451
Capital expenditures [Abstract]
Capital expenditures	80	95	98
Capital expenditures as result of business combination			145
Depreciation amortization and impairment [Abstract]
Depreciation amortization and impairment	111	106	145
Essential Minerals Segment [Member]
Sales [Abstract]
Sales to external parties	2,789	2,811	2,904
Inter-segment sales	219	225	211
Total sales	3,008	3,036	3,115
Operating income (loss) [Abstract]
Operating income attributed to segments	359	398	885
Capital expenditures [Abstract]
Capital expenditures	423	497	470
Capital expenditures as result of business combination			445
Depreciation amortization and impairment [Abstract]
Depreciation amortization and impairment	274	292	247
Other activities [Member]
Sales [Abstract]
Sales to external parties	41	59	182
Inter-segment sales	2	0	3
Total sales	43	59	185
Operating income (loss) [Abstract]
Operating income attributed to segments	1	5	16
Capital expenditures [Abstract]
Capital expenditures	1	1	2
Capital expenditures as result of business combination			0
Depreciation amortization and impairment [Abstract]
Depreciation amortization and impairment	3	3	37
Eliminations [Member]
Sales [Abstract]
Sales to external parties	0	0	0
Inter-segment sales	(283)	(285)	(289)
Total sales	$ (283)	$ (285)	$ (289)